United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
 (Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: Six months ended 2024-05-31

Item 1.	Reports to Stockholders

Federated Hermes Capital Income Fund

Class A Shares CAPAX

Semi-Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.88%

Key Fund Statistics

Net Assets	$681,649,621
Number of Investments	285
Portfolio Turnover	17%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Domestic Equity Securities 40.5%
Domestic Fixed-Income Securities 20.7%
U.S. Government Agency Mortgage-Backed Securities 13.8%
International Fixed-Income Securities 9.3%
Foreign Governments/Agencies 7.9%
Other Security Types 2.4%
Bank Loan Core Fund 2.2%
Derivatives 1.8%
Cash Equivalents 1.4%
Asset-Backed Securities 0.4%

Value	Value
Asset-Backed Securities	0.4%
Cash Equivalents	1.4%
Derivatives	1.8%
Bank Loan Core Fund	2.2%
Other Security Types	2.4%
Foreign Governments/Agencies	7.9%
International Fixed-Income Securities	9.3%
U.S. Government Agency Mortgage-Backed Securities	13.8%
Domestic Fixed-Income Securities	20.7%
Domestic Equity Securities	40.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.5%
Materials	4.0%
Utilities	4.7%
Energy	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.1%
Industrials	8.7%
Communication Services	8.9%
Health Care	12.1%
Financials	17.8%
Information Technology	19.8%

Semi-Annual Shareholder Report

Federated Hermes Capital Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C878

8092606-A (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class C Shares CAPCX

Semi-Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$89	1.72%

Key Fund Statistics

Net Assets	$681,649,621
Number of Investments	285
Portfolio Turnover	17%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Cash Equivalents	1.4%
Derivatives	1.8%
Bank Loan Core Fund	2.2%
Other Security Types	2.4%
Foreign Governments/Agencies	7.9%
International Fixed-Income Securities	9.3%
U.S. Government Agency Mortgage-Backed Securities	13.8%
Domestic Fixed-Income Securities	20.7%
Domestic Equity Securities	40.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.5%
Materials	4.0%
Utilities	4.7%
Energy	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.1%
Industrials	8.7%
Communication Services	8.9%
Health Care	12.1%
Financials	17.8%
Information Technology	19.8%

Semi-Annual Shareholder Report

Federated Hermes Capital Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C852

8092606-B (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class F Shares CAPFX

Semi-Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$46	0.89%

Key Fund Statistics

Net Assets	$681,649,621
Number of Investments	285
Portfolio Turnover	17%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Cash Equivalents	1.4%
Derivatives	1.8%
Bank Loan Core Fund	2.2%
Other Security Types	2.4%
Foreign Governments/Agencies	7.9%
International Fixed-Income Securities	9.3%
U.S. Government Agency Mortgage-Backed Securities	13.8%
Domestic Fixed-Income Securities	20.7%
Domestic Equity Securities	40.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.5%
Materials	4.0%
Utilities	4.7%
Energy	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.1%
Industrials	8.7%
Communication Services	8.9%
Health Care	12.1%
Financials	17.8%
Information Technology	19.8%

Semi-Annual Shareholder Report

Federated Hermes Capital Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C845

8092606-C (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Institutional Shares CAPSX

Semi-Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.63%

Key Fund Statistics

Net Assets	$681,649,621
Number of Investments	285
Portfolio Turnover	17%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Cash Equivalents	1.4%
Derivatives	1.8%
Bank Loan Core Fund	2.2%
Other Security Types	2.4%
Foreign Governments/Agencies	7.9%
International Fixed-Income Securities	9.3%
U.S. Government Agency Mortgage-Backed Securities	13.8%
Domestic Fixed-Income Securities	20.7%
Domestic Equity Securities	40.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.5%
Materials	4.0%
Utilities	4.7%
Energy	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.1%
Industrials	8.7%
Communication Services	8.9%
Health Care	12.1%
Financials	17.8%
Information Technology	19.8%

Semi-Annual Shareholder Report

Federated Hermes Capital Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C621

8092606-E (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class R Shares CAPRX

Semi-Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50	0.96%

Key Fund Statistics

Net Assets	$681,649,621
Number of Investments	285
Portfolio Turnover	17%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Cash Equivalents	1.4%
Derivatives	1.8%
Bank Loan Core Fund	2.2%
Other Security Types	2.4%
Foreign Governments/Agencies	7.9%
International Fixed-Income Securities	9.3%
U.S. Government Agency Mortgage-Backed Securities	13.8%
Domestic Fixed-Income Securities	20.7%
Domestic Equity Securities	40.5%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.5%
Materials	4.0%
Utilities	4.7%
Energy	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.1%
Industrials	8.7%
Communication Services	8.9%
Health Care	12.1%
Financials	17.8%
Information Technology	19.8%

Semi-Annual Shareholder Report

Federated Hermes Capital Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C613

8092606-D (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2024

Share Class | Ticker	A | CAPAX	C | CAPCX	F | CAPFX
	R | CAPRX	Institutional | CAPSX

Federated Hermes Capital Income Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—38.8%
		Communication Services—2.5%
24,913	[1]	Alphabet, Inc., Class A	$ 4,297,492
223,775		AT&T, Inc.	4,077,181
43,176		Deutsche Telekom AG, Class REG	1,046,494
10,472		Meta Platforms, Inc.	4,888,644
25,887		Walt Disney Co.	2,689,918
		TOTAL	16,999,729
		Consumer Discretionary—2.5%
15,588	[1]	Amazon.com, Inc.	2,750,347
17,015	[1]	Aptiv PLC	1,416,669
7,846		D. R. Horton, Inc.	1,159,639
95,713		General Motors Co.	4,306,128
2,150		Home Depot, Inc.	719,970
7,309		Lowe’s Cos., Inc.	1,617,408
67,862		The Wendy’s Co.	1,184,192
3,829	[1]	Ulta Beauty, Inc.	1,512,800
28,369		Whirlpool Corp.	2,639,168
		TOTAL	17,306,321
		Consumer Staples—2.8%
7,515		Constellation Brands, Inc., Class A	1,880,478
3,653		Costco Wholesale Corp.	2,958,528
8,454		Hershey Foods Corp.	1,672,455
17,246		Procter & Gamble Co.	2,837,657
8,833		Target Corp.	1,379,361
62,485		The Coca-Cola Co.	3,932,181
71,422		WalMart, Inc.	4,696,711
		TOTAL	19,357,371
		Energy—2.5%
16,630		Chevron Corp.	2,699,049
28,609		ConocoPhillips	3,332,376
53,875		Exxon Mobil Corp.	6,317,383
41,020		Schlumberger Ltd.	1,882,408
14,501		TotalEnergies SE	1,058,751
10,714		Valero Energy Corp.	1,683,598
		TOTAL	16,973,565
		Financials—7.0%
20,227		Allstate Corp.	3,388,427
11,709		American Express Co.	2,810,160
32,254		American International Group, Inc.	2,542,260
19,039		Assurant, Inc.	3,302,695
2,341		BlackRock, Inc.	1,807,322
225,137		First Horizon Corp.	3,566,170
13,590		Global Payments, Inc.	1,384,142
9,959		Goldman Sachs Group, Inc.	4,546,483
22,205		Intercontinental Exchange, Inc.	2,973,249
36,304		JPMorgan Chase & Co.	7,356,280
24,546		KKR & Co., Inc.	2,524,311
9,687		Progressive Corp., OH	2,045,701
5,466		S&P Global, Inc.	2,336,770
13,201		Visa, Inc., Class A	3,596,744
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
62,848		Wells Fargo & Co.	$ 3,765,852
		TOTAL	47,946,566
		Health Care—5.2%
15,211		Abbott Laboratories	1,554,412
10,957		AstraZeneca PLC	1,703,825
72,559	[1]	Avantor, Inc.	1,747,221
8,058		Becton Dickinson & Co.	1,869,214
4,810		Danaher Corp.	1,235,208
127,621	[1]	Elanco Animal Health, Inc.	2,256,339
6,149		Eli Lilly & Co.	5,044,271
5,561		Humana, Inc.	1,991,505
9,656		Johnson & Johnson	1,416,246
3,405		McKesson Corp.	1,939,454
17,676		Medtronic PLC	1,438,296
27,538		Merck & Co., Inc.	3,457,121
92,950		Pfizer, Inc.	2,663,947
9,327		Sanofi	911,345
4,351		Thermo Fisher Scientific, Inc.	2,471,281
7,133		UnitedHealth Group, Inc.	3,533,474
		TOTAL	35,233,159
		Industrials—3.7%
10,166	[1]	Boeing Co.	1,805,583
9,052	[1]	Builders Firstsource, Inc.	1,455,471
2,192		Deere & Co.	821,474
5,378		Dover Corp.	988,584
5,762		FedEx Corp.	1,463,317
9,382		Fortune Brands Innovations, Inc.	657,303
2,624	[1]	GE Vernova, Inc.	461,562
10,497		General Electric Co.	1,733,475
8,532		Hunt (J.B.) Transportation Services, Inc.	1,371,519
38,884		Knight-Swift Transportation Holdings, Inc.	1,876,153
10,740		L3Harris Technologies, Inc.	2,414,674
5,048		Parker-Hannifin Corp.	2,683,113
12,727		Regal Rexnord Corp.	1,903,195
31,345		Stanley Black & Decker, Inc.	2,732,344
11,975		Waste Management, Inc.	2,523,492
		TOTAL	24,891,259
		Information Technology—8.5%
4,768		Accenture PLC	1,345,959
3,308	[1]	Adobe, Inc.	1,471,266
9,196	[1]	Advanced Micro Devices, Inc.	1,534,812
53,280		Apple, Inc.	10,243,080
7,255		Applied Materials, Inc.	1,560,405
3,622		Broadcom, Inc.	4,812,008
22,215		Cisco Systems, Inc.	1,032,998
12,847		Entegris, Inc.	1,623,219
25,405		IBM Corp.	4,238,824
46,363		Intel Corp.	1,430,299
12,422		Microchip Technology, Inc.	1,207,791
19,613		Micron Technology, Inc.	2,451,625
32,141		Microsoft Corp.	13,342,693
3,395		Motorola Solutions, Inc.	1,238,870
4,830		NVIDIA Corp.	5,295,274
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
10,096	[1]	Salesforce, Inc.	$ 2,366,906
20,168		TD SYNNEX Corp.	2,638,781
		TOTAL	57,834,810
		Materials—1.4%
34,455		Freeport-McMoRan, Inc.	1,816,812
7,298		Linde PLC	3,178,425
14,313		LyondellBasell Industries N.V.	1,422,998
79,000	[1]	MP Materials Corp.	1,281,380
7,098		Vulcan Materials Co.	1,815,456
		TOTAL	9,515,071
		Real Estate—1.5%
12,613		American Tower Corp.	2,468,868
2,967		Equinix, Inc.	2,263,762
25,856		NNN REIT, Inc.	1,080,005
17,224		ProLogis, Inc.	1,903,080
66,099		RLJ Lodging Trust	659,668
7,297		Simon Property Group, Inc.	1,104,109
6,873		Sun Communities, Inc.	810,945
		TOTAL	10,290,437
		Utilities—1.2%
95,320		AES Corp.	2,057,959
86,104		PPL Corp.	2,525,430
40,669		Southern Co.	3,259,214
		TOTAL	7,842,603
		TOTAL COMMON STOCKS (IDENTIFIED COST $222,679,364)	264,190,891
		U.S. TREASURIES—9.5%
		U.S. Treasury Bond—3.1%
$23,200,000		United States Treasury Bond, 4.125%, 8/15/2053	21,260,867
		U.S. Treasury Note—6.4%
15,600,000		United States Treasury Note, 3.875%, 8/15/2033	14,861,282
8,300,000		United States Treasury Note, 4.500%, 5/31/2029	8,300,051
20,000,000		United States Treasury Note, 4.875%, 5/31/2026	20,003,048
		TOTAL	43,164,381
		TOTAL U.S. TREASURIES (IDENTIFIED COST $64,060,699)	64,425,248
		PREFERRED STOCKS—4.0%
		Communication Services—1.3%
53,688		Google, Issued by JP Morgan Chase & Co., ELN, 2%, 9/27/24	9,010,994
		Consumer Discretionary—0.9%
36,769		Amazon, Issued by JP Morgan Chase & Co, ELN, 3%, 8/21/24	6,462,519
		Financials—0.6%
60,000		Apollo Global Management, Inc., Conv. Pfd., 6.750%	3,895,200
		Industrials—0.1%
25,000		Clarivate PLC, Conv. Pfd., 5.250%	547,750
		Materials—0.3%
32,500		Albemarle Corp., Conv. Pfd., 7.250%	1,789,775
		Utilities—0.8%
129,000		NextEra Energy, Inc., Conv. Pfd., 6.926%	5,863,050
		PREFERRED STOCKS (IDENTIFIED COST $27,308,012)	27,569,288
		CORPORATE BONDS—3.5%
		Basic Industry - Building Materials—0.0%
$ 15,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,039
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Basic Industry - Building Materials—continued
$ 15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	$ 15,187
	TOTAL	30,226
	Basic Industry - Metals & Mining—0.0%
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	69,831
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	23,113
	TOTAL	92,944
	Capital Goods - Aerospace & Defense—0.1%
225,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	195,769
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	18,856
30,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	30,432
50,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	50,743
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	49,085
130,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	122,487
100,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	98,417
	TOTAL	565,789
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	36,695
80,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	75,639
	TOTAL	112,334
	Capital Goods - Diversified Manufacturing—0.0%
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	22,078
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	78,733
	TOTAL	100,811
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	91,066
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	95,228
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	191,460
	TOTAL	377,754
	Communications - Media & Entertainment—0.0%
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	29,747
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	87,561
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	82,689
60,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	60,002
	TOTAL	259,999
	Communications - Telecom Wireless—0.1%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	136,549
100,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	83,177
210,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	206,766
150,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	144,812
	TOTAL	571,304
	Communications - Telecom Wirelines—0.1%
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	59,432
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	167,031
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	126,857
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	78,772
	TOTAL	432,092
	Consumer Cyclical - Automotive—0.1%
100,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	100,613
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	132,678
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	211,048
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	88,020
	TOTAL	532,359
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—0.0%
$ 150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	$ 111,897
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	136,689
	TOTAL	248,586
	Consumer Non-Cyclical - Food/Beverage—0.1%
250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	229,707
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	132,138
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	33,276
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	123,046
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	110,002
150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	141,670
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	124,312
	TOTAL	894,151
	Consumer Non-Cyclical - Health Care—0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	46,094
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	107,823
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	72,935
125,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	83,483
	TOTAL	310,335
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
235,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	214,318
100,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	99,280
190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	187,651
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	48,685
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	166,900
	TOTAL	716,834
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	53,507
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	57,360
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	153,166
145,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	152,399
	TOTAL	362,925
	Energy - Independent—0.0%
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	144,733
105,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	116,775
	TOTAL	261,508
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	48,592
	Energy - Midstream—0.1%
105,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	102,310
125,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	124,502
70,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	68,874
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	106,514
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	205,353
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	26,936
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	121,386
	TOTAL	755,875
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	132,618
	Financial Institution - Banking—0.9%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	343,195
70,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	69,566
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	176,779
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 150,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	$ 144,952
800,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	760,826
125,000		Citigroup, Inc., Sub., 5.827%, 2/13/2035	123,774
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	240,990
75,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	73,964
70,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	69,304
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	84,909
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	285,726
250,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851% (SOFR +1.552%), 4/25/2035	255,419
250,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	243,911
125,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	122,888
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	242,201
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	84,757
600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	576,410
70,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	69,240
65,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	64,504
125,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	125,904
55,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	54,578
65,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	68,360
80,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	76,682
60,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	59,401
40,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	39,728
100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	96,352
350,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	356,761
100,000		Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	103,801
80,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	80,032
150,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	130,541
210,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	203,429
275,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	260,861
60,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	59,072
100,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	88,130
100,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	95,727
		TOTAL	5,932,674
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	39,664
		Financial Institution - Finance Companies—0.0%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	146,158
75,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	76,983
		TOTAL	223,141
		Financial Institution - Insurance - Life—0.1%
200,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	164,600
340,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	260,251
		TOTAL	424,851
		Financial Institution - Insurance - P&C—0.1%
125,000		Aon North America, Inc., 5.750%, 3/1/2054	123,025
250,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	318,760
		TOTAL	441,785
		Financial Institution - REIT - Apartment—0.1%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	185,574
250,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	249,769
		TOTAL	435,343
		Financial Institution - REIT - Healthcare—0.0%
200,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	194,954
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—continued
$ 110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	$ 94,119
	TOTAL	289,073
	Financial Institution - REIT - Office—0.0%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	97,511
150,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	141,217
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	28,839
	TOTAL	267,567
	Financial Institution - REIT - Other—0.0%
40,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	39,224
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	106,352
	TOTAL	145,576
	Financial Institution - REIT - Retail—0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	153,532
	Technology—0.2%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	28,429
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	88,993
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,927
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	144,213
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	132,971
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	138,505
60,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	59,494
250,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	279,856
125,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	128,880
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	33,220
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	74,932
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	36,639
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	28,115
	TOTAL	1,178,174
	Transportation - Airlines—0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,065,700
	Transportation - Railroads—0.0%
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	75,606
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	56,540
	TOTAL	132,146
	Transportation - Services—0.1%
125,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	123,015
120,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	96,243
135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	132,533
	TOTAL	351,791
	Utility - Electric—0.8%
80,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	79,528
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	62,485
3,700,000	CenterPoint Energy, Inc., Conv. Bond, 4.250%, 8/15/2026	3,729,711
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	126,255
125,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	127,053
100,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	99,479
40,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	39,658
280,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	224,141
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,103
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	65,495
100,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	97,371
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	106,147
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	147,647
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 45,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	$ 39,949
175,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	168,982
45,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	39,538
		TOTAL	5,176,542
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,580,682)	24,118,102
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Commercial Mortgage—0.4%
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	836,406
1,225,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,174,831
285,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	248,490
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	371,002
		TOTAL	2,630,729
		Non-Agency Mortgage-Backed Securities—0.2%
1,733,182		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,359,329
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,489,643)	3,990,058
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
		Federal Home Loan Mortgage Corporation—0.3%
1,025,000		Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	986,974
945,817		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	849,507
600,000		Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	503,534
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,587,813)	2,340,015
		ASSET-BACKED SECURITY—0.1%
		Other—0.1%
729,697		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $723,102)	693,691
		WARRANT—0.1%
		Materials—0.1%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	365,921
		PURCHASED PUT OPTION—0.0%
1,200		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $63,284,400 Exercise Price $480. Expiration Date 6/21/2024 (IDENTIFIED COST $495,056)	31,800
		INVESTMENT COMPANIES—42.7%
1,718,683		Bank Loan Core Fund	15,055,666
11,213,347		Emerging Markets Core Fund	94,528,515
1,078,829		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3]	1,078,829
14,587,100		High Yield Bond Core Fund	80,229,051
12,379,499		Mortgage Core Fund	100,273,944
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $355,548,842)	291,166,005
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $703,473,213)[4]	678,891,019
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	2,758,602
		TOTAL NET ASSETS—100%	$681,649,621
Semi-Annual Financial Statements and Additional Information

At May 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	320	$65,185,000	September 2024	$15,342
United States Treasury Notes 5-Year Long Futures	491	$51,946,266	September 2024	$(102,730)
Short Futures:
United States Treasury Notes 10-Year Short Futures	31	$3,372,703	September 2024	$(16,485)
United States Treasury Notes 10-Year Ultra Short Futures	77	$8,626,406	September 2024	$33,430
United States Treasury Ultra Bond Short Futures	314	$38,445,375	September 2024	$193,486
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$123,043
At May 31, 2024, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 05/31/2024[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs	CDX Index HY Series 39	Pay	5.000%	12/20/2027	2.82%	$7,350,000	$(494,327)	$16,494	$(510,821)
TOTAL CREDIT DEFAULT SWAPS							$(494,327)	$16,494	$(510,821)
At May 31, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
JP Morgan	SPDR S&P 500 ETF Trust	(1,200)	$63,284,400	June 2024	$460.00	$(19,800)
(Premium Received $230,342)						$(19,800)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contracts and Value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2024	Shares Held as of 5/31/2024	Dividend Income
Bank Loan Core Fund	$—	$15,072,769	$—	$(17,103)	$—	$15,055,666	1,718,683	$72,769
Emerging Markets Core Fund	$95,097,820	$9,000,000	$(15,000,000)	$7,404,998	$(1,974,303)	$94,528,515	11,213,347	$4,098,373
Federated Hermes Government Obliga- tions Fund, Premier Shares	$—	$47,649,913	$(46,571,084)	$—	$—	$1,078,829	1,078,829	$14,676
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$4,611,650	$54,896,719	$(59,507,626)	$(24)	$(719)	$—	—	$52,488
High Yield Bond Core Fund	$78,916,212	$—	$—	$1,312,839	$—	$80,229,051	14,587,100	$2,583,962
Mortgage Core Fund	$103,431,928	$—	$(3,000,000)	$246,953	$(404,937)	$100,273,944	12,379,499	$2,381,117
TOTAL OF AFFILIATED TRANSAC- TIONS	$282,057,610	$126,619,401	$(124,078,710)	$8,947,663	$(2,379,959)	$291,166,005	40,977,458	$9,203,385

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $703,507,320.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Semi-Annual Financial Statements and Additional Information

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$248,785,721	$—	$—	$248,785,721
International	10,684,755	4,720,415	—	15,405,170
Preferred Stocks
Domestic	11,548,025	15,473,513	—	27,021,538
International	547,750	—	—	547,750
Debt Securities:
U.S. Treasuries	—	64,425,248	—	64,425,248
Corporate Bonds	—	24,118,102	—	24,118,102
Collateralized Mortgage Obligations	—	3,990,058	—	3,990,058
Commercial Mortgage-Backed Securities	—	2,340,015	—	2,340,015
Asset-Backed Security	—	693,691	—	693,691
Warrant	—	365,921	—	365,921
Purchased Put Option	31,800	—	—	31,800
Investment Companies	291,166,005	—	—	291,166,005
TOTAL SECURITIES	$562,764,056	$116,126,963	$—	$678,891,019
Other Financial Instruments:
Assets
Futures Contracts	$242,258	$—	$—	$242,258
Liabilities
Futures Contracts	(119,215)	—	—	(119,215)
Swap Contracts	—	(494,327)	—	(494,327)
Written Options Contracts	(19,800)	—	—	(19,800)
TOTAL OTHER FINANCIAL INSTRUMENTS	$103,243	$(494,327)	$—	$(391,084)

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ELN	—Equity-Linked Notes
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
USLIBOR	—United States London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.87	$7.81	$8.82	$8.31	$7.94	$7.64
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.28	0.30	0.28	0.28
Net realized and unrealized gain (loss)	0.47	0.05	(1.01)	0.52	0.38	0.31
Total From Investment Operations	0.61	0.33	(0.73)	0.82	0.66	0.59
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.28)	(0.31)	(0.29)	(0.29)
Net Asset Value, End of Period	$8.34	$7.87	$7.81	$8.82	$8.31	$7.94
Total Return[2]	7.78%	4.39%	(8.33)%	9.89%	8.57%	7.89%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income	3.40%[4]	3.64%	3.42%	3.39%	3.58%	3.66%
Expense waiver/reimbursement[5]	0.21%[4]	0.21%	0.20%	0.18%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$444,878	$440,159	$454,119	$481,531	$426,630	$435,330
Portfolio turnover[6]	17%	54%	81%	57%	80%	59%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.87	$7.81	$8.83	$8.31	$7.95	$7.64
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.22	0.20	0.23	0.22	0.22
Net realized and unrealized gain (loss)	0.47	0.05	(1.01)	0.52	0.36	0.32
Total From Investment Operations	0.58	0.27	(0.81)	0.75	0.58	0.54
Less Distributions:
Distributions from net investment income	(0.10)	(0.21)	(0.21)	(0.23)	(0.22)	(0.23)
Net Asset Value, End of Period	$8.35	$7.87	$7.81	$8.83	$8.31	$7.95
Total Return[2]	7.45%	3.52%	(9.21)%	9.11%	7.53%	7.15%
Ratios to Average Net Assets:
Net expenses[3]	1.72%[4]	1.70%	1.71%	1.71%	1.71%	1.69%
Net investment income	2.57%[4]	2.81%	2.44%	2.58%	2.77%	2.84%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.12%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,275	$35,618	$82,112	$189,314	$252,421	$335,247
Portfolio turnover[6]	17%	54%	81%	57%	80%	59%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.86	$7.80	$8.81	$8.30	$7.94	$7.63
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.28	0.30	0.28	0.28
Net realized and unrealized gain (loss)	0.47	0.05	(1.01)	0.52	0.36	0.32
Total From Investment Operations	0.61	0.33	(0.73)	0.82	0.64	0.60
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.28)	(0.31)	(0.28)	(0.29)
Net Asset Value, End of Period	$8.33	$7.86	$7.80	$8.81	$8.30	$7.94
Total Return[2]	7.78%	4.39%	(8.35)%	9.89%	8.44%	8.02%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	3.39%[4]	3.63%	3.38%	3.38%	3.57%	3.65%
Expense waiver/reimbursement[5]	0.19%[4]	0.20%	0.18%	0.17%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,300	$81,001	$91,759	$116,303	$121,891	$133,595
Portfolio turnover[6]	17%	54%	81%	57%	80%	59%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.88	$7.82	$8.84	$8.32	$7.95	$7.65
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.27	0.29	0.27	0.27
Net realized and unrealized gain (loss)	0.48	0.04	(1.02)	0.53	0.37	0.31
Total From Investment Operations	0.62	0.32	(0.75)	0.82	0.64	0.58
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.27)	(0.30)	(0.27)	(0.28)
Net Asset Value, End of Period	$8.36	$7.88	$7.82	$8.84	$8.32	$7.95
Total Return[2]	7.85%	4.29%	(8.51)%	9.87%	8.37%	7.68%
Ratios to Average Net Assets:
Net expenses[3]	0.96%[4]	0.98%	0.98%	1.01%	1.03%	1.07%
Net investment income	3.32%[4]	3.56%	3.36%	3.26%	3.45%	3.48%
Expense waiver/reimbursement[5]	0.38%[4]	0.38%	0.37%	0.36%	0.37%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,438	$1,173	$1,160	$1,088	$1,066	$1,085
Portfolio turnover[6]	17%	54%	81%	57%	80%	59%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.87	$7.82	$8.83	$8.32	$7.95	$7.65
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.30	0.30	0.32	0.30	0.30
Net realized and unrealized gain (loss)	0.48	0.04	(1.01)	0.52	0.37	0.31
Total From Investment Operations	0.63	0.34	(0.71)	0.84	0.67	0.61
Less Distributions:
Distributions from net investment income	(0.15)	(0.29)	(0.30)	(0.33)	(0.30)	(0.31)
Net Asset Value, End of Period	$8.35	$7.87	$7.82	$8.83	$8.32	$7.95
Total Return[2]	8.04%	4.52%	(8.09)%	10.15%	8.84%	8.15%
Ratios to Average Net Assets:
Net expenses[3]	0.63%[4]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	3.65%[4]	3.89%	3.63%	3.62%	3.84%	3.90%
Expense waiver/reimbursement[5]	0.21%[4]	0.21%	0.21%	0.18%	0.20%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$126,759	$125,841	$145,677	$184,251	$148,479	$177,672
Portfolio turnover[6]	17%	54%	81%	57%	80%	59%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $291,166,005 of investments in affiliated holdings* (identified cost $703,473,213, including $355,548,842 of identified cost in affiliated holdings)	$678,891,019
Due from broker (Note 2)	561,665
Income receivable	1,668,927
Income receivable from affiliated holdings	1,476,325
Receivable for investments sold	1,822,811
Receivable for shares sold	28,075
Total Assets	684,448,822
Liabilities:
Payable for investments purchased	1,562,763
Payable for shares redeemed	219,116
Written options outstanding, at value (premium received $230,342)	19,800
Payable to bank	537
Payable for variation margin on futures contracts	114,650
Payable for periodic payments to swap contracts	74,521
Swaps, at value (premium paid $16,494)	494,327
Payable for investment adviser fee (Note 5)	8,565
Payable for administrative fee (Note 5)	1,434
Payable for transfer agent fees (Note 2)	89,245
Payable for distribution services fee (Note 5)	18,472
Payable for other service fees (Notes 2 and 5)	104,735
Accrued expenses (Note 5)	91,036
Total Liabilities	2,799,201
Net assets for 81,677,042 shares outstanding	$681,649,621
Net Assets Consist of:
Paid-in capital	$886,369,176
Total distributable earnings (loss)	(204,719,555)
Total Net Assets	$681,649,621
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($444,878,261 ÷ 53,310,867 shares outstanding), no par value, unlimited shares authorized	$8.34
Offering price per share (100/94.50 of $8.34)	$8.83
Redemption proceeds per share	$8.34
Class C Shares:
Net asset value per share ($28,275,096 ÷ 3,385,763 shares outstanding), no par value, unlimited shares authorized	$8.35
Offering price per share	$8.35
Redemption proceeds per share (99.00/100 of $8.35)	$8.27
Class F Shares:
Net asset value per share ($80,299,519 ÷ 9,634,765 shares outstanding), no par value, unlimited shares authorized	$8.33
Offering price per share (100/99.00 of $8.33)	$8.41
Redemption proceeds per share (99.00/100 of $8.33)	$8.25
Class R Shares:
Net asset value per share ($1,437,696 ÷ 171,977 shares outstanding), no par value, unlimited shares authorized	$8.36
Offering price per share	$8.36
Redemption proceeds per share	$8.36
Institutional Shares:
Net asset value per share ($126,759,049 ÷ 15,173,670 shares outstanding), no par value, unlimited shares authorized	$8.35
Offering price per share	$8.35
Redemption proceeds per share	$8.35

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2024 (unaudited)

Investment Income:
Dividends (including $9,203,385 received from affiliated holdings* and net of foreign taxes withheld of $18,934)	$12,511,631
Interest	2,304,738
TOTAL INCOME	14,816,369
Expenses:
Investment adviser fee (Note 5)	2,075,555
Administrative fee (Note 5)	271,075
Custodian fees	18,142
Transfer agent fees (Note 2)	348,951
Directors’/Trustees’ fees (Note 5)	1,941
Auditing fees	19,724
Legal fees	6,795
Portfolio accounting fees	85,071
Distribution services fee (Note 5)	122,843
Other service fees (Notes 2 and 5)	702,637
Share registration costs	38,999
Printing and postage	32,751
Miscellaneous (Note 5)	16,776
TOTAL EXPENSES	3,741,260
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(456,821)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(244,180)
TOTAL WAIVERS AND REIMBURSEMENTS	(701,001)
Net expenses	3,040,259
Net investment income	11,776,110
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including net realized loss of $(2,379,959) on sales of investments in affiliated holdings*)	11,261,635
Net realized loss on foreign currency transactions	(230)
Net realized loss on futures contracts	(813,945)
Net realized loss on written options	(204,285)
Net realized loss on swap contracts	(196,576)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $8,947,663 on investments in affiliated holdings*)	31,338,815
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(547)
Net change in unrealized depreciation of futures contracts	175,831
Net change in unrealized appreciation of written options	210,542
Net change in unrealized appreciation of swap contracts	(830,653)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts, written options and swap contracts	40,940,587
Change in net assets resulting from operations	$52,716,697

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2024	Year Ended 11/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,776,110	$26,308,616
Net realized gain (loss)	10,046,599	(14,895,274)
Net change in unrealized appreciation/depreciation	30,893,988	17,308,780
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	52,716,697	28,722,122
Distributions to Shareholders:
Class A Shares	(7,593,661)	(15,778,435)
Class B Shares[1]	—	(58,475)
Class C Shares	(400,051)	(1,397,183)
Class F Shares	(1,379,200)	(3,005,921)
Class R Shares	(21,148)	(40,292)
Institutional Shares	(2,307,095)	(4,992,004)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,701,155)	(25,272,310)
Share Transactions:
Proceeds from sale of shares	24,308,424	98,586,457
Net asset value of shares issued to shareholders in payment of distributions declared	11,034,096	23,832,559
Cost of shares redeemed	(78,499,451)	(232,710,675)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,156,931)	(110,291,659)
Change in net assets	(2,141,389)	(106,841,847)
Net Assets:
Beginning of period	683,791,010	790,632,857
End of period	$681,649,621	$683,791,010

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Capital Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $701,001 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Financial Statements and Additional Information

Transfer Agent Fees
For the six months ended May 31, 2024, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$226,408	$(169,758)
Class C Shares	17,793	—
Class F Shares	40,567	(25,118)
Class R Shares	654	—
Institutional Shares	63,529	(47,717)
TOTAL	$348,951	$(242,593)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$561,543
Class C Shares	39,890
Class F Shares	101,204
TOTAL	$702,637
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage security, market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may
Semi-Annual Financial Statements and Additional Information

occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $7,350,000. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration, sector/asset class, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $79,638,775 and $44,315,190, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2024, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage security, yield curve, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options
Semi-Annual Financial Statements and Additional Information

which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put options held by the Fund throughout the period was $188,679. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put options held by the Fund throughout the period was $90,299. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(123,043)*
Equity contracts		—	Written options outstanding, at value	19,800
Equity contracts	Purchased options, within Investment in securities, at value	31,800		—
Credit contracts		—	Swaps, at value	494,327
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$31,800		$391,084

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(813,945)	$—	$—	$(813,945)
Equity contracts	—	—	571,371	(204,285)	367,086
Credit contracts	(196,576)	—	—	—	(196,576)
TOTAL	$(196,576)	$(813,945)	$571,371	$(204,285)	$(643,435)

1	The net realized gain on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$175,831	$—	$—	$175,831
Equity contracts	—	—	(463,256)	210,542	(252,714)
Credit contracts	(830,653)	—	—	—	(830,653)
TOTAL	$(830,653)	$175,831	$(463,256)	$210,542	$(907,536)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2024, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Purchased Option Contracts	$31,800	$(19,800)	$—	$12,000
TOTAL	$31,800	$(19,800)	$—	$12,000

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Written Option Contracts	$19,800	$(19,800)	$—	$—
Swap Contracts	494,327	—	—	494,327
TOTAL	$514,127	$(19,800)	$—	$494,327
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,650,476	$13,509,061	6,442,980	$49,849,884
Shares issued to shareholders in payment of distributions declared	879,614	7,242,622	1,954,033	15,009,487
Conversion of Class B Shares to Class A Shares[1]	—	—	1,800,396	14,259,133
Shares redeemed	(5,181,741)	(42,575,321)	(12,384,104)	(95,502,795)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,651,651)	$(21,823,638)	(2,186,695)	$(16,384,291)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,796,308	$14,259,654
Shares issued to shareholders in payment of distributions declared	—	—	7,082	54,856
Conversion of Class B Shares to Class A Shares[1]	—	—	(1,796,245)	(14,259,133)
Shares redeemed	—	—	(2,026,705)	(16,049,567)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(2,019,560)	$(15,994,190)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	223,515	$1,824,292	398,727	$3,076,320
Shares issued to shareholders in payment of distributions declared	46,853	385,771	176,768	1,358,841
Shares redeemed	(1,409,964)	(11,540,611)	(6,561,146)	(50,762,314)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,139,596)	$(9,330,548)	(5,985,651)	$(46,327,153)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	47,959	$392,560	148,204	$1,147,948
Shares issued to shareholders in payment of distributions declared	158,833	1,305,868	370,478	2,842,226
Shares redeemed	(883,505)	(7,257,603)	(1,971,332)	(15,163,197)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(676,713)	$(5,559,175)	(1,452,650)	$(11,173,023)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	28,907	$240,600	31,929	$246,879
Shares issued to shareholders in payment of distributions declared	1,226	10,125	2,669	20,531
Shares redeemed	(7,008)	(58,414)	(33,989)	(264,872)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	23,125	$192,311	609	$2,538
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,014,969	$8,341,911	3,852,480	$30,005,772
Shares issued to shareholders in payment of distributions declared	253,577	2,089,710	591,064	4,546,618
Shares redeemed	(2,077,927)	(17,067,502)	(7,095,580)	(54,967,930)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(809,381)	$(6,635,881)	(2,652,036)	$(20,415,540)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,254,216)	$(43,156,931)	(14,295,983)	$(110,291,659)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At May 31, 2024, the cost of investments for federal tax purposes was $703,507,320. The net unrealized depreciation of investments for federal tax purposes was $24,793,537. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,084,922 and net unrealized depreciation from investments for those securities having an excess of cost over value of $83,878,459. The amounts presented are inclusive of derivative contracts.
As of November 30, 2023, the Fund had a capital loss carryforward of $201,778,509 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Semi-Annual Financial Statements and Additional Information

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$194,550,463	$7,228,046	$201,778,509
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2024, the Adviser voluntarily waived $455,591 of its fee and voluntarily reimbursed $242,593 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2024, the Adviser reimbursed $1,230.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2024, the Sub-Adviser earned a fee of $463,738.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$119,670	$—
Class R Shares	3,173	(1,587)
TOTAL	$122,843	$(1,587)
For the six months ended May 31, 2024, Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2024, FSC retained $4,467 of fees paid by the Fund.
Semi-Annual Financial Statements and Additional Information

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2024, FSC retained $11,496 in sales charges from the sale of Class A Shares. FSC also retained $1,543 and $639 of CDSC relating to redemptions of Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2024, FSSC received $12,381 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.72%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended May 31, 2024, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $753,109.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2024, were as follows:
Purchases	$87,603,812
Sales	$117,454,182
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2024, the Fund had no outstanding loans. During the six months ended May 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2024, there were no outstanding loans. During the six months ended May 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Capital Income Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Semi-Annual Financial Statements and Additional Information

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Capital Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
8092606 (7/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Capital Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Capital Income Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Capital Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Capital Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable.
(a)(4)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024